UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (7,020,541)	$ (211,835)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(2,214)
Proceeds from disposal of property, plant and equipment	2,766
Investment into a subsidiary	(17,158)
Cash from acquisition of a subsidiary	34,656
Net cash provided by investing activities	18,050
Cash flows from financing activities:
Proceeds from bank loans	373,403
Deferred issuance costs paid	(1,747,188)
Gross proceeds from IPO	10,350,000
Proceeds from a related party loan	2,314	1,502
Repayment to related parties	(68,219)
Net cash provided by financing activities	8,910,310	1,502
Effect of exchange rates changes on cash	(13,578)	1,827
Net (decrease) increase in cash	1,894,241	(208,506)
Cash and restricted cash, beginning of the period	415,280	524,601
Cash and restricted cash, end of the period	2,309,521	316,095
Supplemental cash flow disclosures:
Cash paid for interest	$ 3,536
Non cash investing and financing activities:
Settlement of receivable from sales of shares in the way of payment to a supplier		$ 1,900,000